SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED - BALANCE SHEET (Details) $ / shares in Units, ¥ in Thousands	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2019 $ / shares	Dec. 16, 2016 USD ($) $ / shares shares
Current assets
Cash and cash equivalents	¥ 3,377,684	$ 493,280,000	¥ 3,246,995
Restricted cash	1,044,853	152,591,000	18,019
Amounts due from related parties	18,521	2,705,000	10,652
Other receivables, deposits and other assets	198,593	29,003,000	177,150
Short term investments	13,695	2,000,000	241,270
Total current assets	4,700,630	686,484,000	3,741,848
Long-term investments	55,137	8,052,000	28,455
Total non-current assets	6,122,679	894,159,000	4,045,789
TOTAL ASSETS	10,823,309	1,580,643,000	7,787,637
Current liabilities
Accrued expenses and other current liabilities	633,397	92,500,000	615,082
Non-current liabilities
Other non-current liabilities	19,612	2,864,000	10,654
Bond payable	2,017,369	294,618,000	2,106,000
TOTAL LIABILITIES	7,698,928	1,124,356,000	4,704,369
EQUITY
Share capital (US$0.00001 par value; 120,585,274 shares issued and outstanding as of August 31, 2019, 119,488,962 shares issued and outstanding as of August 31, 2020)	8	1,000	8		$ 0.0001
Additional paid-in capital	1,854,262	270,798,000	2,105,189
Accumulated other comprehensive income	185,371	27,072,000	78,955
Retained earnings	632,722	92,403,000	472,339
Shareholders' equity	2,737,930	399,849,000	2,721,436
TOTAL LIABILITIES AND EQUITY	¥ 10,823,309	$ 1,580,643,000	¥ 7,787,637
Share capital, par value (in US dollar per share) | $ / shares		$ 0.00001		$ 0.00001	$ 0.00001
Share capital, issued (in shares)	119,488,962	119,488,962	120,585,274		10
Share capital, outstanding (in shares)	119,488,962	119,488,962	120,585,274
Bright Scholar Education Holdings Limited | Reportable Legal Entities
Current assets
Cash and cash equivalents	¥ 220,523	$ 32,205,000	¥ 1,496,959
Restricted cash	1,027,110	150,000,000
Amounts due from subsidiaries and VIEs	2,514,030	367,151,000	2,172,665
Amounts due from related parties	7	1,000	7
Other receivables, deposits and other assets	69,876	10,206,000	64,384
Short term investments	13,695	2,000,000	221,670
Total current assets	3,845,241	561,563,000	3,955,685
Investment in subsidiaries and VIEs	1,029,229	150,309,000	883,559
Long-term investments | ¥			14,711
Total non-current assets	1,029,229	150,309,000	898,270
TOTAL ASSETS	4,874,470	711,872,000	4,853,955
Current liabilities
Accrued expenses and other current liabilities	19,970	2,916,000	23,475
Amounts due to subsidiaries and VIEs	97,957	14,306,000	11
Non-current liabilities
Other non-current liabilities	1,244	182,000	3,033
Bond payable	2,017,369	294,618,000	2,106,000
TOTAL LIABILITIES	2,136,540	312,022,000	2,132,519
EQUITY
Share capital (US$0.00001 par value; 120,585,274 shares issued and outstanding as of August 31, 2019, 119,488,962 shares issued and outstanding as of August 31, 2020)	8	1,000	8
Additional paid-in capital	1,854,262	270,798,000	2,105,189
Accumulated other comprehensive income	185,371	27,072,000	78,955
Retained earnings	698,289	101,979,000	537,284
Shareholders' equity	2,737,930	399,850,000	2,721,436
TOTAL LIABILITIES AND EQUITY	¥ 4,874,470	$ 711,872,000	¥ 4,853,955
Share capital, issued (in shares)	119,488,962	119,488,962	120,585,274
Share capital, outstanding (in shares)	119,488,962	119,488,962	120,585,274